DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2015
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 12 • DISCONTINUED OPERATIONS

Prior to February 1, 2014, the Company reported, in discontinued operations, the results of operations and the related gains or losses of properties that had either been disposed of or classified as held for sale and otherwise met the classification of a discontinued operation. As a result of the adoption of ASU 2014-08, results of operations and gains or losses on sale for properties that are disposed or classified as held for sale in the ordinary course of business on or subsequent to February 1, 2014 would generally be included in continuing operations on the Company’s consolidated statements of operations, to the extent such disposals did not meet the criteria for classification as a discontinued operation described in Note 2.

During fiscal year 2016, the Company classified as held for sale and discontinued operations 48 office properties, 17 retail properties and 1 healthcare property. The Company classified no properties as discontinued operations during fiscal year 2015. During the first three quarters of fiscal year 2014, the Company disposed of two multifamily properties, three office properties, twelve industrial properties and three retail properties that were classified as discontinued operations. During the quarter ended April 30, 2014, the Company applied ASU 2014-08 to one property that was classified as held for sale and did not record any discontinued operations. During fiscal year 2013, the Company disposed of three multifamily properties, one retail property, one healthcare property and four condominium units that were classified as discontinued operations. Eight condominium units and a retail property were classified as held for sale and also classified as discontinued operations at April 30, 2012. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2015, 2014 and 2013.

	(in thousands)
	2015	2014	2013
REVENUE
Real estate rentals	$54,591	$57,629	$63,704
Tenant reimbursement	24,084	26,949	27,788

TOTAL REVENUE	78,675	84,578	91,492

EXPENSES
Depreciation/amortization related to real estate investments	16,226	19,359	20,873
Utilities	7,493	8,423	7,876
Maintenance	10,861	12,022	12,307
Real estate taxes	13,906	14,898	16,235
Insurance	1,079	1,172	1,151
Property management expenses	3,795	3,657	3,810
Other property expenses	30	243	16
Other expenses	0	3	2
Amortization related to non-real estate investments	2,606	2,500	2,446
Impairment of real estate investments	1,442	36,726	305

TOTAL EXPENSES	57,438	99,003	65,021

Operating income (loss)	21,237	(14,425)	26,471
Interest expense	(18,949)	(19,944)	(23,425)
Interest income	0	2	2
Other income	5	241	16

Income (loss) income from discontinued operations before gain on sale	2,293	(34,126)	3,244
Gain on sale of discontinued operations	0	6,999	6,885

INCOME FROM DISCONTINUED OPERATIONS	2,293	$(27,127)	$10,129

Segment Data
Multifamily	0	$(99)	$3,712
Healthcare	(55)	(68)	3,307
Industrial	0	8,923	2,118
Other	2,348	(35,883)	992

Total	2,293	$(27,127)	$10,129

		(in thousands)

		2014	2013

Property Sale Data
Sales price		$80,883	$26,273
Net book value and sales costs		(73,884)	(19,388)

Gain on sale of discontinued operations		$6,999	$6,885

The following information reconciles the carrying amounts of major classes of assets and liabilities of the discontinued operations to assets and liabilities held for sale that are presented separately on the Consolidated Balance Sheets:

	(in thousands)
	April 30, 2015	April 30, 2014
Carrying amounts of major classes of assets included as part of discontinued operations
Property owned and intangible assets, net of accumulated depreciation and amortization	$417,045	$425,676
Receivable arising from straight-lining of rents	10,078	11,087
Accounts receivable	566	1,752
Prepaid and other assets	699	691
Tax, insurance and other escrow	1,176	4,655
Property and equipment	0	7
Goodwill	193	0
Deferred charges and leasing costs	9,606	10,488

Total major classes of assets of the discontinued operations	439,363	454,356
Other assets included in the disposal group classified as held for sale	23,740	2,951

Total assets of the disposal group classified as held for sale on the balance sheet	$463,103	$457,307

Carrying amounts of major classes of liabilities included as part of discontinued operations
Accounts payable and accrued expenses	$13,952	$13,988
Mortgages payable	295,677	318,734
Other	4	9

Total major classes of liabilities of the discontinued operations	309,633	332,731
Other liabilities included in the disposal group classified as held for sale	11,760	0

Total liabilities of the disposal group classified as held for sale on the balance sheet	$321,393	$332,731